Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (Unaudited) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		8 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
REVENUES	$ 36,785	$ 192,867	$ 136,778	$ 315,825	$ 499,763	$ 472,369	$ 481,767
OPERATING EXPENSES:
Cost of services (exclusive of depreciation and amortization below)	20,265	94,151	67,483	156,703	244,964	240,287	245,324
Product and technology expense	3,189	11,313	8,343	20,495	33,546	32,201	33,239
Selling, general, and administrative expense	11,235	27,203	18,907	46,206	76,256	66,864	85,084
Depreciation and amortization	2,105	35,812	36,756	97,815	106,493	135,057	25,953
Total operating expenses	36,794	168,479	131,489	321,219	461,259	474,409	389,600
INCOME (LOSS) FROM OPERATIONS	(9)	24,388	5,289	(5,394)	38,504	(2,040)	92,167
OTHER EXPENSE (INCOME):
Interest expense	4,514	4,734	11,706	38,405	22,015	47,914	51,964
Interest income	(25)	(28)	(76)	(282)	(140)	(530)	(945)
Loss on extinguishment of debt	10,533	0	0	0	13,938	0	0
Transaction expenses, change in control	22,370	0	0	9,423	0	9,423	0
Total other expense	37,392	4,706	11,630	47,546	35,813	56,807	51,019
INCOME (LOSS) BEFORE PROVISION FOR INCOME TAXES	(37,401)	19,682	(6,341)	(52,940)	2,691	(58,847)	41,148
Provision (benefit) for income taxes	(871)	3,397	(2,889)	(11,308)	2,025	(11,355)	6,898
NET INCOME (LOSS)	(36,530)	16,285	(3,452)	(41,632)	666	(47,492)	34,250
Foreign currency translation (loss) income	(31)	(3,059)	7,009	(1,164)	(1,594)	2,484	(341)
COMPREHENSIVE INCOME (LOSS)	(36,561)	13,226	3,557	(42,796)	(928)	(45,008)	33,909
NET INCOME (LOSS)	$ (36,530)	$ 16,285	$ (3,452)	$ (41,632)	$ 666	$ (47,492)	$ 34,250
Basic net income (loss) per share						$ (0.37)
Weighted average number of shares outstanding—basic and diluted						130,000,000
Basic net (loss) per unit	$ (0.24)	$ 0.11	$ (0.03)	$ (0.32)	$ 0.00		$ 0.23
Diluted net (loss) per unit	$ (0.24)	$ 0.11	$ (0.03)	$ (0.32)	$ 0.00		$ 0.21
Weighted average units outstanding—basic	149,686,460	149,943,998	130,000,000	130,000,000	137,232,289		149,686,460
Weighted average units outstanding— diluted	149,686,460	152,400,419	130,000,000	130,000,000	138,170,488		163,879,766